Summary of Significant Accounting Policies (Details) - Schedule of company issued equity and debt instrument. $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of company issued equity and debt instrument. [Line Items]
Earn out shares assumed from the Business Combination	$ 180,022
Change in fair value of warrant liability	(55,906)
Balance, December 31, 2021	124,116
Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company issued equity and debt instrument. [Line Items]
Earn out shares assumed from the Business Combination	62,347
Change in fair value of warrant liability	(17,635)
Balance, December 31, 2021	44,712
Price Adjustment Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company issued equity and debt instrument. [Line Items]
Earn out shares assumed from the Business Combination	117,675
Change in fair value of warrant liability	(38,271)
Balance, December 31, 2021	$ 79,404